(Loss)/income per share	9 Months Ended
Sep. 30, 2026
(Loss)/income per share
(Loss)/income per share

11.(Loss)/income per share

Basic (loss)/income per share is calculated by dividing the (loss)/income for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted (loss)/income per share is calculated by dividing the (loss)/income for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The reported basic and diluted (loss)/income per share were as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$	$	$	$
Income/(loss) per share from continuing operations
Basic	0.08	0.50	0.24	0.80
Diluted	0.08	0.49	0.23	0.78

Loss per share from discontinued operations
Basic	(0.11)	(0.05)	(0.06)	(0.14)
Diluted	(0.11)	(0.05)	(0.06)	(0.14)

(Loss)/income per share
Basic	(0.02)	0.45	0.17	0.66
Diluted	(0.02)	0.44	0.17	0.64

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

The following tables set out the data used in the basic and diluted (loss)/income per share calculations:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	$'m	$'m	$'m	$'m
Income from continuing operations
Income for the period	28.3	167.7	80.4	267.3
Exclude: loss for the period attributable to non-controlling interests	—	—	—	—
Income for the period attributable to owners of the Company	28.3	167.7	80.4	267.3

Loss from discontinued operations
Loss for the period	(36.5)	(20.3)	(19.0)	(56.9)
Exclude: loss/(income) for the period attributable to non-controlling interests	—	3.6	(2.5)	9.1
(Loss)/income for the period attributable to owners of the Company	(36.5)	(16.7)	(21.5)	(47.8)

(Loss)/income for the period	(8.2)	147.4	61.4	210.4
Exclude: (income)/loss for the period attributable to non-controlling interests	—	3.6	(2.5)	9.1
(Loss)/income for the period attributable to owners of the Company	(8.2)	151.0	58.9	219.5

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2026	2025	2026	2025
	'000	'000	'000	'000

Weighted average number of ordinary shares outstanding	338,341	335,521	337,444	334,886
Weighted average number of potential ordinary shares	6,056	7,258	6,489	6,325

Potential ordinary shares relate to options granted under the Group’s share-based compensation schemes. Under IAS 33 Earnings per Share (“IAS 33”), potential ordinary shares are treated as dilutive when, and only when, their conversion into ordinary shares would decrease earnings per share or increase loss per share. The assessment of potential ordinary shares as dilutive is based on profit or loss from continuing operations. Accordingly, the same diluted weighted average number of shares is used in calculating diluted earnings per share for continuing operations, discontinued operations and total operations, where applicable.